AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2026
	Shares	Value
Common Stocks - 98.2%
Communication Services - 1.5%
Warner Music Group Corp., Class A	32,599	$977,318
Consumer Discretionary - 7.3%
Genuine Parts Co.	9,964	1,384,896
Lennar Corp., Class B	7,194	728,465
Restaurant Brands International, Inc. (Canada)[1]	19,909	1,333,704
Starbucks Corp.	15,440	1,419,708

Total Consumer Discretionary		4,866,773
Consumer Staples - 8.3%
Diageo PLC, ADR (United Kingdom)[1]	7,065	655,632
Dole PLC (Ireland)	47,835	762,011
The Kroger Co.	23,320	1,465,662
PepsiCo, Inc.	6,317	970,481
Unilever PLC, Sponsored ADR (United Kingdom)	24,596	1,681,383

Total Consumer Staples		5,535,169
Energy - 12.8%
Energy Transfer LP, MLP	46,933	865,914
Enterprise Products Partners LP, MLP [1]	40,719	1,351,464
EOG Resources, Inc.	8,472	949,965
Expand Energy Corp.	3,529	396,695
Kinder Morgan, Inc.	57,064	1,739,881
Phillips 66	5,399	775,080
The Williams Cos., Inc.	37,464	2,519,829

Total Energy		8,598,828
Financials - 15.0%
Axis Capital Holdings, Ltd. (Bermuda)	14,271	1,472,482
Chubb, Ltd. (Switzerland)	6,435	1,992,019
Fidelity National Financial, Inc.	13,219	718,981
The PNC Financial Services Group, Inc.	11,174	2,495,154
The Progressive Corp.	8,399	1,746,992
Wells Fargo & Co.	17,795	1,610,270

Total Financials		10,035,898
Health Care - 13.4%
AbbVie, Inc.	3,953	881,558
Amgen, Inc.	2,592	886,153
Becton Dickinson & Co.	6,569	1,336,660
Bristol-Myers Squibb Co.	11,278	620,854
Johnson & Johnson	3,087	701,521
Medtronic PLC (Ireland)	10,868	1,118,969
Royalty Pharma PLC, Class A	61,298	2,554,901
	Shares	Value

Smith & Nephew PLC, Sponsored ADR (United Kingdom)[1]	25,614	$874,462

Total Health Care		8,975,078
Industrials - 10.1%
CSG Systems International, Inc.	4,172	332,717
Expeditors International of Washington, Inc.	6,296	1,010,760
Lockheed Martin Corp.	1,155	732,524
McGrath RentCorp	11,055	1,234,733
Paycom Software, Inc.	6,716	904,981
UniFirst Corp.	2,063	443,545
Union Pacific Corp.	5,673	1,333,722
Watsco, Inc.[1]	1,990	769,036

Total Industrials		6,762,018
Information Technology - 11.1%
Accenture PLC, Class A (Ireland)	4,213	1,110,716
Avnet, Inc.	13,769	859,048
Cisco Systems, Inc.	5,193	406,716
Corning, Inc.	3,897	402,365
Micron Technology, Inc.	2,248	932,650
Oracle Corp.	4,021	661,776
QUALCOMM, Inc.	2,201	333,650
Salesforce, Inc.	5,842	1,240,198
Texas Instruments, Inc.	7,002	1,509,281

Total Information Technology		7,456,400
Materials - 6.7%
Air Products and Chemicals, Inc.	5,081	1,384,572
AptarGroup, Inc.	5,644	705,218
International Flavors & Fragrances, Inc.	20,802	1,452,188
RPM International, Inc.	8,789	940,071

Total Materials		4,482,049
Real Estate - 4.2%
American Tower Corp., REIT	8,163	1,463,463
Crown Castle, Inc., REIT	3,278	284,563
Mid-America Apartment Communities, Inc., REIT	8,152	1,094,813

Total Real Estate		2,842,839
Utilities - 7.8%
The AES Corp.	53,229	779,805
Duke Energy Corp.	10,038	1,218,111
IDACORP, Inc.	9,980	1,325,244
Northwestern Energy Group, Inc.	17,829	1,209,876
TXNM Energy, Inc.[1]	11,691	688,834

Total Utilities		5,221,870

Total Common Stocks (Cost $49,853,586)		65,754,240

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value

Preferred Stock - 1.1%
Information Technology - 1.1%
Hewlett Packard Enterprise Co., 7.625%	12,823	$776,689

Total Preferred Stock (Cost $808,919)		776,689

	Principal Amount
Short-Term Investments - 1.8%
Joint Repurchase Agreements - 1.3%[2]
Citadel Securities LLC, dated 01/30/26, due 02/02/26, 3.710% total to be received $825,255 (collateralized by various U.S. Treasuries, 0.000% - 4.500%, 02/15/26 - 11/15/55, totaling $841,760)	$825,000	825,000
HSBC Securities USA, Inc., dated 01/30/26, due 02/02/26, 3.670% total to be received $53,221 (collateralized by various U.S. Treasuries, 3.875% - 4.500%, 12/31/31 - 05/15/43, totaling $54,269)	53,205	53,205

Total Joint Repurchase Agreements		878,205
	Principal Amount	Value
Repurchase Agreements - 0.5%
Fixed Income Clearing Corp., dated 01/30/26, due 02/02/26, 3.350% total to be received $308,086 (collateralized by a U.S. Treasury Note, 3.500%, 11/15/28, totaling $314,169)	$308,000	$308,000

Total Short-Term Investments (Cost $1,186,205)		1,186,205
Total Investments - 101.1% (Cost $51,848,710)		67,717,134
Other Assets, less Liabilities - (1.1)%		(765,446)
Net Assets - 100.0%		$66,951,688

[1]	Some of these securities, amounting to $5,616,206 or 8.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$65,754,240	—	—	$65,754,240
Preferred Stock†	776,689	—	—	776,689
Short-Term Investments
Joint Repurchase Agreements	—	$878,205	—	878,205
Repurchase Agreements	—	308,000	—	308,000
Total Investments in Securities	$66,530,929	$1,186,205	—	$67,717,134

†	All common stocks and preferred stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2026, there were no transfers in or out of Level 3.

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$5,616,206	$878,205	$4,934,778	$5,812,983
The following table summarizes the securities received as collateral for securities lending at January 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.250%	02/15/26-05/15/54
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.